Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Net revenues (including $26,750 and $725 from related parties for the three months ended March 31, 2023 and 2022, respectively)	$ 1,635,289	$ 1,261,810	$ 9,234,079		$ 8,021,823
Cost of revenues (including $228,982 and $136,912 from related parties for the three months ended March 31, 2023 and 2022, respectively)	677,367	518,462	4,593,405		3,659,805
Gross profit	957,922	743,348	4,640,674		4,362,018
Operating expenses:
Selling and distribution expenses	13,242	18,155	61,047		89,416
General and administrative expenses	951,395	527,286	4,685,932		2,095,488
Impairment loss on intangible asset			979,428
Impairment loss on goodwill			863,833
Operating income (loss)	(6,715)	197,907	(1,949,566)		2,177,114
Other income (expense):
Other income	1,774	6,207	10,551		52,025
Interest income	31	77	260		983
Interest expense	(9,292)	(5,825)	(31,444)		(17,816)
Other income (expense), net	(7,487)	459	(20,633)		35,192
Income (loss) before income tax	(14,202)	198,366	(1,970,199)		2,212,306
Income tax expense	74,974	22,407	186,480		248,837
Net income (loss)	(89,176)	175,959	(2,156,679)		1,963,469
Less: Net income (loss) attributable to noncontrolling interests	(357)	27,283	(213,956)		183,733
Net income (loss) attributable to Fortune Valley Treasures, Inc.	(88,819)	148,676	(1,942,723)		1,779,736
Other comprehensive income:
Foreign currency translation income	45,472	10,720	(807,766)		269,234
Total comprehensive income (loss)	(43,704)	186,679	(2,964,445)		2,232,703
Less: comprehensive income (loss) attributable to noncontrolling interests	(175)	29,031	(296,591)		208,927
Comprehensive income (loss) attributable to Fortune Valley Treasures, Inc.	$ (43,529)	$ 157,648	$ (2,667,854)		$ 2,023,776
Earnings (loss) per share
Basic and diluted earnings (loss) per share	$ (0.01)	$ 0.01	$ (0.12)	[1]	$ 0.11	[1]
Basic and diluted weighted average shares outstanding	15,655,038	15,655,038	15,655,038	[1]	15,655,038	[1]

[1]	Given effect of the Reverse Stock Split, see Note 11